SHARE CAPITAL (Narrative) (Details)					1 Months Ended												3 Months Ended			12 Months Ended
	Dec. 15, 2020 USD ($) Share $ / shares	Oct. 05, 2020 USD ($) Share $ / shares	Sep. 14, 2020 USD ($) $ / shares shares	Jul. 09, 2020 shares	Dec. 31, 2021 USD ($) Share $ / shares shares	Dec. 16, 2021 USD ($) Share $ / shares	Sep. 30, 2021 USD ($) Share $ / shares	Sep. 17, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) Share	Jun. 30, 2021 USD ($) Share $ / shares	May 31, 2021 shares	Mar. 31, 2021 USD ($) Share $ / shares shares	Feb. 28, 2021 CAD ($) Share	Feb. 24, 2021 USD ($) Share $ / shares	Sep. 22, 2020 USD ($) Share $ / shares	Mar. 16, 2020 USD ($) Share $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Share $ / shares shares	Dec. 31, 2020 USD ($) Share $ / shares shares	Jul. 08, 2020 shares	Feb. 29, 2020 shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share consolidation ratio				2.5 to 1
Number of shares outstanding | shares				47,823,177	62,170,212															62,170,212	54,608,177	119,557,943		47,823,177
Number of shares issued | shares					62,170,212															62,170,212	54,608,177
Proceeds from issuing shares | $			$ 23,069,000					$ 17,301,750												$ 18,976,371	$ 23,069,000
Share issue price | $ / shares			$ 3.40					$ 2.55
Shares issued for cash | shares			6,785,000					6,785,000													6,785,000
Brokerage fee expense | $			$ 1,240,685					$ 921,918
Legal and filing expense | $			$ 661,941					$ 375,278
Number of share options exercised | Share																				193,066
Proceeds from exercise of options | $																				$ 376,153
Weighted average share price, share options granted | $ / shares																				$ 3.37
Number of common shares held in escrow released | shares																							966,563
Share-based payments | $																				$ 1,863,085	$ 1,693,886
Number of stock options canceled | Share																				21,190	8,000
Number of share options granted | Share	290,729	40,000				391,510								100,000	40,000	80,000				491,510	450,729
Exercise price | $ / shares	$ 3.70	$ 3.33				$ 2.04								$ 3.38	$ 3.39	$ 1.40				$ 2.31	$ 3.23
Expiration date	December 15, 2025	October 5, 2025				December 16, 2026								February 24, 2026	September 22, 2025	March 16, 2025
Expense from share-based payment transactions with employees | $	$ 391,614	$ 71,606				$ 312,921								$ 127,797	$ 73,349	$ 57,293
ATM Sales [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares sold under ATM | shares																	155,000	320,950	41,000
Proceeds from issuing shares | $																	$ 456,957	$ 1,057,951	$ 159,713
Share issue price | $ / shares																	$ 2.95	$ 3.30	$ 3.90
Percentage of brokers' fee in commission																	2.75%	2.75%	2.75%
Equity Incentive Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised | Share							1,333		2,000	30,000		15,333	144,400
Proceeds from exercise of options							$ 3,042		$ 4,628	$ 52,960		$ 35,759	$ 292,330
Cash redemption of vested RSUs | shares					16,494						2,056
Shares issued for exercise of options and vested RSUs | shares												19,445
Shares issued related to restricted share unit grant | shares					62,907
Percentage of issued and outstanding capital acquire for issuance of awards																				10.00%
Number of equity incentive awards available for issuance | Share																				77,096	199,086
Number of units vested | shares												4,112
Equity Incentive Awards [Member] | One participant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																				5.00%
Equity Incentive Awards [Member] | One consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																				2.00%
Equity Incentive Awards [Member] | Eligible persons (as a group) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																				2.00%
Equity Incentive Awards [Member] | Insiders (as a group) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																				10.00%
Equity Incentive Awards [Member] | Insiders (as a group) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																				10.00%
Equity Incentive Awards [Member] | Any one insider and his or her associates or affiliates [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																				5.00%
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments | $																				$ 932,333	$ 1,351,643
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares available for issuance | Share																				1,200,000	600,000
Share-based payments | $																				$ 837,858	$ 35,020
Vested RSUs for which settlement has been deferred | shares																				18,667
Number of units vested | shares																				117,893
Number of units canceled | Share																				16,859
Number of units granted | Share																				488,856	358,203
Weighted average grant date, Granted | $ / shares																				$ 2.08	$ 3.70
Restricted Share Units [Member] | Officers and Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted | Share	358,203					488,856
Expense from share-based payment transactions with employees | $	$ 1,257,695					$ 1,037,359
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares available for issuance | Share																				400,000	200,000
Share-based payments | $																				$ 92,894	$ 307,223
Number of units granted | Share																				228,168	87,500
Weighted average grant date, Granted | $ / shares																				$ 2.17	$ 3.70
Deferred Share Units [Member] | Certain Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units issued | Share					30,168															30,168
Fair valued of unit issued | $ / shares					$ 2.15		$ 2.28			$ 2.93		$ 2.70					$ 2.28	$ 2.93	$ 2.70	$ 2.15
Expense from share-based payment transactions with employees | $					$ 57,881															$ 75,086
Deferred Share Units [Member] | Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted | Share	87,500					198,000
Expense from share-based payment transactions with employees | $	$ 307,223					$ 35,013														$ 420,159